SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	6 Months Ended
Mar. 31, 2026
Date of Incorporation	Oct. 19, 2022
Leishen Energy Holding Co Ltd Leishen Cayman [Member]
Date of Incorporation	Oct. 19, 2022
Percentage of effective ownership
Principal activities	Holding company
Leishen Energy Group Holding Co Ltd Leishen Holding Hong Kong [Member]
Date of Incorporation	Nov. 25, 2022
Percentage of effective ownership	100.00%
Principal activities	Holding company
Leishen Energy Group Co Ltd Leishen Hong Kong [Member]
Date of Incorporation	Feb. 11, 2010
Percentage of effective ownership	100.00%
Principal activities	Purchase and sale of oil and gas professional equipment and instruments
ZJY Technologies Co Ltd ZJY Technologies [Member]
Date of Incorporation	Mar. 02, 2007
Percentage of effective ownership	100.00%
Principal activities	Design and sale of oil and gas professional equipment and after-sales support, and oilfield digitalization and integration service
China Oil Blue Ocean Petroleum Technology Inc China Oil Blue Ocean [Member]
Date of Incorporation	Oct. 19, 2007
Percentage of effective ownership	100.00%
Principal activities	Design and sale of oil and gas equipment and instruments, and engineering technology services
Leishen Energy Technology Nanjing Co Ltd Leishen Nanjing [Member]
Date of Incorporation	Sep. 27, 2022
Percentage of effective ownership	100.00%
Principal activities	Purchase and sale of oil and gas professional equipment and instruments
Leishen Green Energy Technology Development Co Ltd Beijing Leishen Green Energy [Member]
Date of Incorporation	Jan. 29, 2018
Percentage of effective ownership	100.00%
Principal activities	No business operations as a holding company subsidiary
Leishen Energy Technology Shandong Co Ltd Leishen Shandong [Member]
Date of Incorporation	Sep. 14, 2010
Percentage of effective ownership	100.00%
Principal activities	Sales of oil and gas professional equipment and instruments
Leishen Energy Services Co Ltd Leishen Services [Member]
Date of Incorporation	Jan. 23, 2019
Percentage of effective ownership	100.00%
Principal activities	No business operations as a holding company subsidiary
Sichuan Leishen Hongzhuo Energy Development Co Ltd Sichuan Leishen Hongzhuo [Member]
Date of Incorporation	Jan. 16, 2019
Percentage of effective ownership	100.00%
Principal activities	Production, storage and transportation of natural gas (LNG/CNG)
Sichuan Huayou Huitong New Material Co Ltd Huayou Huitong [Member]
Date of Incorporation	May 29, 2020
Percentage of effective ownership	100.00%
Principal activities	Production and sales of bonded composite pipes
Xinjiang Breslin Oil And Gas Service Co Ltd Xinjiang Breslin [Member]
Date of Incorporation	Aug. 22, 2024
Percentage of effective ownership	100.00%
Principal activities	Purchase and sale of oil and gas professional equipment and instruments, and sales of oil and gas engineering technical service
Lionize Engineering Technology Limited. [Member]
Date of Incorporation	Feb. 21, 2025
Percentage of effective ownership	100.00%
Principal activities	No business operations as a holding company subsidiary
Suqian Hanmo Energy Service Co..Ltd. [Member]
Date of Incorporation	Apr. 21, 2025
Percentage of effective ownership	100.00%
Principal activities	Purchase and sale of oil and gas professional equipment and instruments, and sales of oil and gas engineering technical service
Lse Energy International Co Ltd [Member]
Date of Incorporation	Jun. 29, 2025
Percentage of effective ownership	100.00%
Principal activities	No business operations
Lse Energy America Inc [Member]
Date of Incorporation	Aug. 14, 2025
Percentage of effective ownership	100.00%
Principal activities	No business operations
China Oil Blue Ocean Hydrogen Energy Technology Co.,Ltd. [Member]
Date of Incorporation	Aug. 05, 2025
Percentage of effective ownership	100.00%
Principal activities	No business operations
China Oil Blue Ocean Equipment Sichuan Co.,Ltd [Member]
Date of Incorporation	Dec. 11, 2025
Percentage of effective ownership	100.00%
Principal activities	Purchase and sale of oil and gas professional equipment and instruments, and sales of oil and gas engineering technical service